Provisions - Summary of Provisions (Detail) - Litigation and other [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	$ 411	$ 573
Provisions made during the year	422	203
Provisions utilized / released during the year	(165)	(365)
Ending balance	$ 668	$ 411